Accounts receivable	12 Months Ended
Dec. 31, 2022
Accounts receivable [Abstract]
Accounts receivable
9.

Accounts receivable
Details of accounts receivable based on past due terms

were as follows:
As

at

December 31,

2022

the

allowance

for

expected

credit

loss

on

trade

accounts

receivable

is

$
4,693,283

(2021

-
$ 520,000 ), $ 543,283

which was included

through the business

combination and only varied

due to foreign

exchange, and
$ 4,150,000

recognized during 2022. The

portion recognized during the

year includes $
3,765,000

attributable to one specific
customer, whereby the carrying amount has been

reduced from $
12,810,231

to $
9,045,231 . The carrying value of all other
trade receivables was reduced from $ 9,887,011

to $
8,958,728
. On the basis of the Company’s expected

credit loss policy,
the allowance was determined generally by applying a loss rate of 1 % on balances 1-30 days past the invoice date, 2 % for
31-60 days, 3
% for

61-90 days

and a

minimum of
10
% for

those beyond

90 days.

Specific consideration

was applied

for
situations where

the receivable

is a

holdback on

a contract,

and also

for customers

that have

exceeded normal

payment
terms.
The closing balance of the trade

receivables credit loss allowance as at December 31,

reconciles with the trade receivables
credit loss allowance opening balance as follows:
December 31, December 31,
2022 2021
$ $
Current 6,578,269 1,919,786
1 – 30 days 15,959 32,028
31 – 60 days 57,944 7,006,652
61 – 90 days 718,239 788,330
Greater than 90 days 13,790,716 6,317,239
Holdback receivable 1,536,115 974,878
Total

trade accounts receivable
22,697,242 17,038,913
Allowance for expected credit loss (4,693,283) (520,000)
Other receivables 240,560 270,536
Sales tax receivable 380,112 850,167
18,624,631 17,639,616
Opening allowance January 1, 2021 —
Business combination 512,592
Foreign exchange 7,408
Loss allowance at December 31, 2021 520,000
Loss recognized during the year 4,150,000
Foreign exchange 23,283
Loss allowance at December 31, 2022 4,693,283